Morgan Stanley Institutional Liquidity Funds
Administrative Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MDDXX
Tax-Exempt Portfolio	TXXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFADMRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.15%
Total Annual Fund Operating Expenses[1]	0.38%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Administrative  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$119	$210	$477
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

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Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

High Quarter	06/30/16	0.08%
Low Quarter	03/31/15	0.00%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio*	0.00%	0.00%	0.03%
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 5.35%, 2.55% and 1.89%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.17%, 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14% and 5.35% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Administrative Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Administrative Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Shareholder Administration Fee	0.15%
Total Annual Fund Operating Expenses[1]	0.47%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Administrative  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$139	$251	$580
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

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Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	06/30/16	0.23%
Low Quarter	03/31/15	0.00%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 3.24%, 1.56% and 1.15%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16% and 3.24% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Administrative Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Administrative Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
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Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
14

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its  creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately $1.7 trillion in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Funds’ report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s Administrative Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Administrative Class
Money Market Portfolio	0.35%
Tax-Exempt Portfolio	0.35%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Administrative Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Administrative Class shares are available to investors who at the time of initial purchase make a minimum investment of  $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the  Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted an Administration Plan for the Fund’s  Administrative  Class shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, the Fund pays the Distributor a monthly administration fee  which shall not exceed during any one year 0.15% of the Fund’s average daily net assets of Administrative Class shares owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the  Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Administrative Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Administrative  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Administrative Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Administrative  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Administrative Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Administrative  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Administrative Class shares for Administrative Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder
27

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in
29

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the
30

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
31

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The Administrative Class was fully redeemed during the month of October 2016 from the Fund and there were no shares outstanding as of October 31, 2024. Accordingly, no financial highlights have been presented in the Fund’s report filed on Form N-CSR.
Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
32

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Where to Find Additional Information
In addition to this Prospectus, the  Fund has an SAI dated February 28, 2025 (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the  Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFADMRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Advisory Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MBDXX
Tax-Exempt Portfolio	TAXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFADVRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Service and Shareholder Administration Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.48%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Advisory  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$151	$266	$601
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.31%
Low Quarter	03/31/22	-0.02%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	5.08%	2.36%	1.68%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons.  Advisory Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment  of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Service and Shareholder Administration Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.57%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Advisory  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$171	$306	$702
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	06/30/16	0.22%
Low Quarter	03/31/16	0.00%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
*	The Advisory Class was fully redeemed during the month of November 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after November 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 3.24%, 1.56% and 1.15%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16% and 3.24% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. The Advisory Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Advisory Class. Advisory Class would have had lower returns because Advisory Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons.  Advisory Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment  of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
12

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.
In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information,
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately $1.7 trillion in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form  N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Advisory  Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Advisory Class
Money Market Portfolio	0.45%
Tax-Exempt Portfolio	0.45%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Advisory Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Advisory Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted a Service and Shareholder Administration Plan for the Fund’s Advisory  Class  shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, the Fund pays the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the Fund’s average daily net assets of Advisory Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Advisory Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it
23

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Advisory  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Advisory Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Advisory  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Advisory Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
24

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Advisory  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Advisory Class shares for Advisory Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder
27

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
28

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in
29

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the
30

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
31

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Advisory  Class shares of the Money Market Portfolio  for the periods indicated. The Advisory Class was fully redeemed during the month of November 2016 from the Tax-Exempt Portfolio and there were no shares outstanding as of October 31, 2024. Accordingly, no financial highlights have been presented in the Tax-Exempt Portfolio’s report filed on Form N-CSR. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in  the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Money Market Portfolio are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Money Market Portfolio’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm.  Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
32

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio:
2024	$1.000	$0.051 (1)	$0.000 (2)
2023	1.001	0.045 (1)	0.000 (2)
2022	1.0011	0.0083 (1)	0.0002 (2)
2021	1.0012	0.0003 (1)(2)	(0.0001) (2)
2020	1.0010	0.0065 (1)	0.0005

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Fund’s expense cap during the year, (4) waivers to the plans’ fees for each share class, or (5) a combination of the previous points.

33

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$(0.051)	$1.000	5.21% (3)	$57	0.44% (4)	0.48%	5.06%	5.02%
(0.046)	1.000	4.60%	54	0.43% (4)	0.50%	4.53%	4.46%
(0.0087)	1.0009	0.85%	52	0.32% (4)	0.47%	0.83%	0.68%
(0.0003) (2)	1.0011	0.02%	51	0.17% (4)	0.47%	0.03%	(0.27)%
(0.0068)	1.0012	0.70%	51	0.36% (4)	0.47%	0.65%	0.54%

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFADVRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Cash Management Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MLKXX
Tax-Exempt Portfolio	TECXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFCASHRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.08%
Shareholder Service Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.38%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Cash Management  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$119	$210	$477
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV  Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.34%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	5.19%	2.44%	1.76%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons.  Cash Management Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.17%
Shareholder Service Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.47%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Cash Management  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$139	$251	$580
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	12/31/23	0.85%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	3.08%	1.46%	1.04%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons.  Cash Management Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Cash Management Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Cash Management Class
Money Market Portfolio	0.35%
Tax-Exempt Portfolio	0.35%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Cash Management Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Cash Management Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the  Fund’s SAI.
The Trust has adopted a Distribution Plan for the Fund’s Cash Management Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to pay the Distributor to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for, providing distribution related services to the Fund. Under the Plan, the Fund pays the Distributor a monthly distribution fee which shall not exceed during any one year 0.10% of the  Fund’s average daily net assets of Cash Management Class shares which are beneficially owned by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
The Trust has also adopted a Shareholder Service Plan for the Fund’s Cash Management Class shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, the Fund pays the Distributor a monthly service fee which shall be assessed at an annual rate of 0.05% of the Fund’s average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Cash Management Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Cash Management  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Cash Management Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Cash Management  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Cash Management Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Cash Management  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Cash Management Class shares for Cash Management Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Cash Management  Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm.  Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The  Fund’s  financial statements and additional information included in the Fund’s report filed on Form N-CSR  and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio:
2024	$1.000	$0.052 (1)	$0.000 (2)
2023	1.001	0.046 (1)	0.000 (2)
2022	1.0007	0.0090 (1)	0.0001 (2)
2021	1.0007	0.0003 (1)(2)	0.0000 (2)
2020	1.0005	0.0073 (1)	0.0004 (2)
Tax-Exempt Portfolio:
2024	$1.000	$0.031 (1)	$0.000 (2)
2023	1.0001	0.0278 (1)	(0.0002) (2)
2022	1.0001	0.0067 (1)	(0.0015)
2021	1.0002	0.0001 (1)(2)	(0.0001) (2)
2020	1.0001	0.0054 (1)	(0.0003) (2)

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Funds’ expense cap during the year, (4) waivers to the plans’ fees for each share class, or (5) a combination of the previous points.

(5)	Amount is less than 0.005%.

33

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$(0.052)	$1.000	$5.32% (3)	$1,786	$0.34% (4)	$0.38%	$5.16%	$5.12%
(0.047)	1.000	4.75%	4,161	0.33% (4)	0.40%	4.63%	4.56%
(0.0093)	1.0005	0.91%	7,338	0.25% (4)	0.37%	0.90%	0.78%
(0.0003) (2)	1.0007	0.03%	8,341	0.17% (4)	0.37%	0.03%	(0.17)%
(0.0075)	1.0007	0.78%	8,784	0.28% (4)	0.37%	0.72%	0.63%

$(0.031)	$1.000	$3.18% (3)	$186	$0.35% (4)	$0.47%	$3.11%	$2.99%
(0.0278)	0.9999	2.78%	1,294	0.33% (4)	0.47%	2.76%	2.62%
(0.0052)	1.0001	0.52%	3,447	0.22% (4)	0.54%	0.67%	0.35%
(0.0001) (2)	1.0001	0.00% (5)	4,670	0.08% (4)	0.49%	0.01%	(0.40)%
(0.0050)	1.0002	0.51%	4,816	0.25% (4)	0.44%	0.53%	0.34%

34

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFCASHRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Investor Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MNFXX
Tax-Exempt Portfolio	TEXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFINVRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.10%
Total Annual Fund Operating Expenses[1]	0.33%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.30%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Investor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$103	$182	$415
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
1

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts) that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

High Quarter	06/30/16	0.09%
Low Quarter	03/31/15	0.01%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio*	0.00%	0.00%	0.03%
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 5.35%, 2.55% and 1.89%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.17%, 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14% and 5.35% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Investor Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Shareholder Administration Fee	0.10%
Total Annual Fund Operating Expenses[1]	0.42%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.30%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Investor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$123	$223	$518
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	06/30/16	0.24%
Low Quarter	03/31/15	0.00%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 3.24%, 1.56% and 1.15%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16% and 3.24% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Investor Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
12

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns,  maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
13

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by  U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
20

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
21

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Investor Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Investor Class
Money Market Portfolio	0.30%
Tax-Exempt Portfolio	0.30%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Investor Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Investor Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the  Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted an Administration Plan for the Fund’s Investor  Class shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, the Fund pays the Distributor a monthly administration fee  at an annual rate of 0.10% of the Fund’s average daily net assets of Investor Class shares owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the  Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Investor Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it
23

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Investor  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Investor Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Investor  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Investor Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the  Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Investor  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Investor Class shares for Investor Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder
27

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
28

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in
29

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the
30

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
31

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The Investor Class was fully redeemed during the month of October 2016 from the Fund and there were no shares outstanding as of  October 31, 2024. Accordingly, no financial highlights have been presented in the Fund’s report filed on Form N-CSR.
Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR  and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFINVRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Participant Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MEPXX
Tax-Exempt Portfolio	TPXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFPARTRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.08%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.73%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Participant  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$230	$403	$904
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.25%
Low Quarter	09/30/20	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	4.82%	2.20%	1.51%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Participant Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.17%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.82%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Participant  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$250	$443	$1,002
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years*

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	06/30/16	0.22%
Low Quarter	03/31/16	0.00%
Average Annual Total Returns*
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2024 were 3.24%, 1.56% and 1.15%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16% and 3.24% for the 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 calendar years, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Participant Class. Participant Class would have had lower returns because Participant Class has higher expenses than Wealth Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Participant Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
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or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns,  maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its  creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s Participant Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Participant Class
Money Market Portfolio	0.70%
Tax-Exempt Portfolio	0.70%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Participant Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Participant Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund  are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted a Distribution Plan for the Fund’s Participant Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to pay the Distributor to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for, providing distribution related services to the Fund. Under the Plan, the Fund pays the Distributor a monthly distribution fee which shall not exceed during any one year 0.25% of the Fund’s average daily net assets of Participant Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
The Trust has also adopted a Shareholder Service Plan for the Fund’s Participant Class shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders. Under this Plan, the Fund pays the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the Fund’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Participant Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Participant  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Participant Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Participant  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Participant Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Participant  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Participant Class shares for Participant Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
27

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign
28

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the
29

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may
30

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
31

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Participant Class shares of the Fund for the periods indicated. The Participant Class was fully redeemed during the month of October 2016 from the Tax-Exempt Portfolio and there were no shares outstanding as of October 31, 2024. Accordingly, no financial highlights have been presented in the Tax-Exempt Portfolio’s report filed on Form N-CSR. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Money Market Portfolio are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Money Market Portfolio’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio:
2024	$1.000	$0.048 (1)	$0.000 (2)
2023	1.001	0.043 (1)	0.000 (2)
2022	1.0007	0.0070 (1)	0.0002 (2)
2021	1.0008	0.0003 (1)(2)	(0.0001) (2)
2020	1.0006	0.0049 (1)	0.0005

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Fund’s expense cap during the year, (4) waivers to the plans’ fees for each share class, or (5) a combination of the previous points.

33

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
$(0.048)	$1.000	4.95% (3)	$56	0.69% (4)	0.73%	4.81%	4.77%
(0.044)	1.000	4.39%	54	0.68% (4)	0.75%	4.28%	4.21%
(0.0074)	1.0005	0.72%	51	0.45% (4)	0.72%	0.70%	0.43%
(0.0003) (2)	1.0007	0.02%	51	0.17% (4)	0.72%	0.03%	(0.52)%
(0.0052)	1.0008	0.54%	51	0.52% (4)	0.72%	0.49%	0.29%

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFPARTRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Select Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MSKXX
Tax-Exempt Portfolio	TSXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFSELECTRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.08%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	1.03%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Select  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Class	$102	$325	$566	$1,257
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
1

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares for one year and by showing the average annual returns of the Fund’s Select Class shares for the one year and since inception periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	03/31/24	1.15%
Low Quarter	12/31/24	1.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Since Inception (01/23/23)
Money Market Portfolio	4.51%	4.49%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Select Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.17%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	1.12%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Select  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Class	$102	$344	$605	$1,352
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	12/31/23	0.85%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	3.08%	1.46%	1.04%
*	Cash Management Class shares are not offered in this Prospectus. Select Class Shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore, Select Class Shares do not have annualized return information to report. Select Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Select Class Shares will be shown in future prospectuses offering the Fund’s Select Class Shares after the Fund’s Select Class Shares have a full calendar year of return information to report. Cash Management Class performance has not been adjusted to reflect the higher expenses of Select Class. Select Class would have had lower returns because Select Class has higher expenses than Cash Management Class.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Select Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Fund
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns,  maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Select Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Select Class
Money Market Portfolio	1.00%
Tax-Exempt Portfolio	1.00%
The  Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Select Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Select Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted a Distribution Plan for the Fund’s Select Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) to pay the Distributor to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for, providing distribution related services to the Fund. Under the Distribution Plan, the Fund pays the Distributor a monthly distribution fee which shall not exceed during any one year 0.55% of the Fund’s average daily net assets of Select Class shares, which are owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
The Trust has also adopted a Shareholder Service Plan for the Fund’s Select Class shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders (“Shareholder Service Plan”). Under this Shareholder Service Plan, the Fund pays the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the Fund’s average daily net assets of Select Class shares, which are owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because such distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)

Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Select Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Select Class shares of the Fund’s may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Select Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Select  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Select Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Select  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Select Class shares for Select Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as
30

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
31

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Select Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s  report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR  and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
32

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio:
2024	$1.000	$0.045 (1)	$0.000 (2)
For the Period Ended October 31, 2023(7)	1.000	0.042 (1)	(0.009)
Tax-Exempt Portfolio:
For the Period Ended October 31, 2024(8)	$1.000	$0.017 (1)	$0.000 (2)

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Funds’ expense cap during the year, (4) waivers to the plans’ fees for each share class, or (5) a combination of the previous points.

(5)	Not annualized.
(6)	Annualized.
(7)	Commenced offering on January 23, 2023.
(8)	Commenced offering on February 29, 2024.

33

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

$(0.045)	$1.000	4.64% (3)	$54	0.99% (4)	1.03%	4.51%	4.47%
(0.033)	1.000	3.37% (5)	52	0.98% (4)(6)	1.05% (6)	5.44% (6)	5.37% (6)

$(0.017)	$1.000	1.69% (5)	$50	1.00% (4)(6)	1.12% (6)	2.46% (6)	2.34% (6)

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFSELECTRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Wealth Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MWMXX
Tax-Exempt Portfolio	TEWXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFWEALTHRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Wealth Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Wealth Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Class	$20	$71	$126	$290
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.38%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	5.35%	2.55%	1.89%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Wealth Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Wealth Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.32%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Class	$20	$91	$168	$394
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	12/31/23	0.88%
Low Quarter	03/31/21	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	3.24%	1.56%	1.15%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
10

Morgan Stanley Institutional Liquidity Funds   |   Details of the Fund
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
11

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or  other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could  underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
12

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
20

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
21

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Wealth Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Wealth Class
Money Market Portfolio	0.20%
Tax-Exempt Portfolio	0.20%
The Adviser and Administrator may also waive advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
22

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Wealth Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Wealth Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Wealth  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Wealth Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Wealth  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Wealth Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the  Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Wealth  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
25

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Wealth Class shares for Wealth Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.  You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS, by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
27

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital
28

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
29

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Wealth Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form  N-CSR  and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
32

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio+:
2024	$1.000	$0.053 (1)	$0.000 (2)
2023	1.001	0.048 (1)	0.000 (2)
2022	1.0009	0.0099 (1)	0.0002 (2)
2021	1.0010	0.0006 (1)	(0.0001) (2)
2020	1.0008	0.0087 (1)	0.0005
Tax-Exempt Portfolio*:
2024	$1.000	$0.033 (1)	$0.000 (2)
2023	1.0001	0.0291 (1)	0.0000 (2)
2022	1.0001	0.0076 (1)	(0.0014)
2021	1.0001	0.0001 (1)(2)	0.0000 (2)
2020	1.0001	0.0064 (1)	(0.0004) (2)

Notes to Financial Highlights
+	Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.
*	Institutional Class was renamed Wealth Class effective February 29, 2024.
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

33

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$(0.053)	$1.000	5.48% (3)	$2,903,797	0.19%	0.23%	5.31%	5.27%
(0.049)	1.000	4.89%	2,134,251	0.18%	0.25%	4.78%	4.71%
(0.0103)	1.0007	1.01%	3,192,797	0.16%	0.22%	0.99%	0.93%
(0.0006)	1.0009	0.05%	3,291,307	0.14%	0.22%	0.06%	(0.02)%
(0.0090)	1.0010	0.92%	4,142,846	0.13%	0.22%	0.87%	0.78%

$(0.033)	$1.000	3.34% (3)	$464,486	0.20%	0.32%	3.26%	3.14%
(0.0293)	0.9999	2.95%	473,740	0.18%	0.32%	2.91%	2.77%
(0.0062)	1.0001	0.61%	464,221	0.13%	0.39%	0.76%	0.50%
(0.0001) (2)	1.0001	0.01%	247,727	0.08%	0.34%	0.01%	(0.25)%
(0.0060)	1.0001	0.60%	366,440	0.15%	0.29%	0.63%	0.49%

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFWEALTHRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Wealth S Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MWSXX
Tax-Exempt Portfolio	TWSXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFWEALTHSRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Wealth S Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Wealth S Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.28%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth S Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth S  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth S Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth S Class	$26	$87	$154	$353
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s  Wealth S Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.36%
Low Quarter	03/31/22	0.00%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	5.29%	2.51%	1.84%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth S Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”).  For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Wealth S Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Wealth S Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Shareholder Administration Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.37%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth S Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth S  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth S Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth S Class	$26	$107	$196	$456
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s  Wealth S Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	12/31/23	0.86%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	3.19%	1.52%	1.11%
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth S Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio  will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Wealth S Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Wealth S Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Wealth S Class
Money Market Portfolio	0.25%
Tax-Exempt Portfolio	0.25%
The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Wealth S Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Wealth S Class shares are available to investors who at the time of initial purchase make a minimum investment of  $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the  Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
The Trust has adopted an Administration Plan for the Fund’s Wealth S  Class shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, the Fund pays the Distributor a monthly administration fee  at an annual rate of 0.05% of the Fund’s average daily net assets of Wealth S Class shares owned beneficially by the customers of such service organization during such period. The Distributor may waive such fees to enable the  Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Wealth S Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to the following times to receive the NAV next determined: for the Money Market Portfolio—4:00 p.m. Eastern time and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Wealth S  Class shares of the Fund may be purchased directly from the Fund or through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Wealth S Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Wealth S  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Directly From the Fund
Initial Purchase
You may open an account, subject to acceptance by the Fund, and purchase Wealth S Class shares of the Fund by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219804, Kansas City, MO 64121-9804. After submitting a completed New Account Application to SS&C GIDS, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fedwire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
Additional Investments
You may make additional investments of Wealth S  Class shares at the NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund by internet or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt-out of such privileges. You may request a redemption of shares of the Fund by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Orders to redeem or exchange shares of the Fund must be received by the Fund prior to the applicable Fund’s final Pricing Time of that day. Orders received after such Pricing Time will be processed the following business day. To opt-out of telephone privileges, please contact the Fund at 1-888-378-1630.
Exchange Privilege
You may exchange the Fund’s Wealth S  Class shares for Wealth S Class shares of other available Funds of the Trust based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary. You may also send exchange requests to the Fund’s transfer agent, SS&C GIDS,  by mail to Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Telephone Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Wealth S Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Money Market Portfolio++:
2024	$1.000	$0.053 (1)	$0.000 (2)
2023	1.001	0.047 (1)	0.000 (2)
2022	1.0007	0.0096 (1)	0.0001 (2)
2021	1.0008	0.0004 (1)(2)	(0.0001) (2)
2020	1.0006	0.0082 (1)	0.0005
Tax-Exempt Portfolio**:
2024	$1.000	$0.032 (1)	$0.000 (2)
2023	1.0001	0.0286 (1)	0.0000 (2)
2022	1.0001	0.0072 (1)	(0.0014)
2021	1.0001	0.0001 (1)(2)	0.0000 (2)
2020	1.0001	0.0060 (1)	(0.0004) (2)

Notes to Financial Highlights
++	Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.
**	Institutional Select Class was renamed Wealth S Class effective February 29, 2024.
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)
Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Funds’ expense cap during the year, (4) waivers to the plans’ fees for each share class, or (5) a combination of the previous points.

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

$(0.053)	$1.000	5.42% (3)	$57	0.24% (4)	0.28%	5.26%	5.22%
(0.048)	1.000	4.85%	54	0.23% (4)	0.30%	4.73%	4.66%
(0.0099)	1.0005	0.98%	53	0.19% (4)	0.27%	0.96%	0.88%
(0.0004) (2)	1.0007	0.03%	51	0.16% (4)	0.27%	0.04%	(0.07)%
(0.0085)	1.0008	0.87%	51	0.18% (4)	0.27%	0.82%	0.73%

$(0.032)	$1.000	3.29% (3)	$54	0.25% (4)	0.37%	3.21%	3.09%
(0.0288)	0.9999	2.89%	53	0.23% (4)	0.37%	2.86%	2.72%
(0.0058)	1.0001	0.59%	51	0.17% (4)	0.44%	0.72%	0.45%
(0.0001) (2)	1.0001	0.01%	51	0.08% (4)	0.39%	0.01%	(0.30)%
(0.0056)	1.0001	0.56%	51	0.18% (4)	0.34%	0.59%	0.43%

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFWEALTHSRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Impact Partner Class Portfolio
Money Market Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	IPFXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFIMPACTPARTRETAILPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Impact Partner Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Impact Partner Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Impact Partner  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Impact Partner Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Impact Partner Class	$20	$71	$126	$290
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.38%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio[1]	5.35%	2.55%	1.89%
1	Wealth Class shares are not offered in this Prospectus. Impact Partner Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Impact Partner Class shares do not have annualized return information to report. Impact Partner Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Impact Partner Class shares will be shown in future prospectuses offering the Fund’s Impact Partner Class shares after the Fund’s Impact Partner Class shares have a full calendar year of return information to report.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
The Adviser will make a contribution from its own resources, annually after the end of each calendar year, to certain diversity, equity and inclusion initiatives in an amount of 0.01% of the net annualized assets under management in the Impact Partner Class of the Fund, provided that the gross annual yield of the Fund is 0.08% or greater. If the gross annual yield of the Fund is less than 0.08%,
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
the Adviser reserves the right to calculate the contribution as 6.25% of the total net charged expenses after all applicable waivers and reimbursements subject to 30 day notification to shareholders. The recipients of the contribution may include one or more organizations that focus on any of the following: affordable housing, children’s health and nutrition and education, among other diversity, equity and inclusion related causes. The Adviser maintains the option to increase this contribution in amount and/or frequency in its sole discretion. The Adviser may only decrease or terminate the contributions described above subject to approval from the Board of Trustees. The Adviser will disclose, on an annual basis, the amount of any contributions made and the recipients of such contributions on the Fund’s website at www.morganstanley.com/liquidity.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Impact Partner Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million and who invest in the Fund either through a full-service financial intermediary (“Financial Intermediary”) or using the direct to fund company operating model on the Adviser-hosted portal (CashInvest by Morgan Stanley). You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) by contacting a Financial Intermediary. You may also purchase and redeem shares online using the direct to fund company operating model on  CashInvest by Morgan Stanley at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
6

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Fund’s investment strategies, other types of investments that the Fund may make and related risk factors. The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current
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financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the
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United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
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developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled
13

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund
14

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Fund may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
15

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2024,  the Adviser, together with its affiliated asset management companies, had approximately  $1.7 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s  report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Impact Partner Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Impact Partner  Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Impact Partner Class
Money Market Portfolio	0.20%
The Adviser and Administrator may also waive advisory fees, administration fees and/or reimburse expenses to enable the  Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
The Adviser will make a contribution from its own resources, annually after the end of each calendar year, to certain diversity, equity and inclusion initiatives in an amount of 0.01% of the net annualized assets under management in the Impact Partner Class of the Fund, provided that the gross annual yield of the Fund is 0.08% or greater. If the gross annual yield of the relevant Fund is less than 0.08%, the Adviser reserves the right to calculate the contribution as 6.25% of the total net charged expenses after all applicable waivers and reimbursements subject to 30 day notification to shareholders. The recipients of the contribution may include one or more organizations that focus on any of the following: affordable housing, children’s health and nutrition and education, among other diversity, equity and inclusion related causes. The Adviser maintains the option to increase this contribution in amount and/or frequency in its sole discretion. The Adviser may only decrease or terminate the contributions described above subject to approval from the Board of Trustees. The Adviser will disclose, on an annual basis, the amount of any contributions made and the recipients of such contributions on the Funds’ website at www.morganstanley.com/liquidity.
16

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Impact Partner class  shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Impact Partner Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million and who invest in the Fund either through a full-service financial intermediary (“Financial Intermediary”) or using the direct to fund company operating model on CashInvest by Morgan Stanley. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor receives no compensation from the Trust for distributing Impact Partner Class shares of the Fund.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily, normally 4:00 p.m. Eastern time, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Pricing of Fund Shares
Impact Partner Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order Except as noted below, orders  to purchase shares of the Fund must be received by the Fund prior to 4:00 p.m. Eastern time to receive the NAV next determined. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Impact Partner Class shares of the Fund may be purchased through a Financial Intermediary or using the direct to fund company operating model on CashInvest by Morgan Stanley.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through  certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor. Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Impact Partner Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Impact Partner  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Purchasing Shares Through the Adviser-Hosted Portal
Initial Purchase
You may open an account, subject to acceptance by the Fund, by completing and signing a New Account Application which you can obtain by  calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. Eastern time)
Purchase by Internet
If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online using the direct to fund company operating model on CashInvest by Morgan Stanley at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.
You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth below:
You should instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Fund Name, Account Number, Account Name)
If notification of your order is received prior to the time required by the Fund, as set forth above, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.
Purchase by Telephone
You may purchase shares of the Fund by calling the Fund at 1-888-378-1630. Telephone instructions will be accepted if received by the Fund between 8:00 a.m. and 6:00 p.m. Eastern time on any day the NYSE is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day.
18

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Additional Investments
You may make additional investments of Impact Partner Class shares at the  NAV next determined after the request is received in good order.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of the Fund online using the direct to fund company operating model on CashInvest by Morgan Stanley, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like.  Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Redemptions by Internet
You may redeem shares online using the direct to fund company operating model on CashInvest by Morgan Stanley at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under “How To Purchase Shares.” For more information, call the Fund at 1-888-378-1630.
Exchange Privilege
Currently, Impact Partner Class shares are not eligible for exchange.
19

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Internet Transactions
For your protection, we will employ reasonable procedures to confirm that instructions communicated over the Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), and providing written confirmation of instructions communicated by Internet. If reasonable procedures are employed, none of Morgan Stanley, SS&C GIDS or the Fund will be liable for following Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a sweep vehicle. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Money Market Portfolio	As of 4:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
20

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund  that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
21

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
It is not expected that shareholders of the Fund would receive a charitable contribution or other tax benefit in respect of the Adviser’s contributions.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan
22

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund
23

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
(potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Impact Partner Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

For the Period Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments
Money Market Portfolio:
2024(5)	$1.000	$0.035 (1)	$0.000 (2)

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Commenced offering on March 5, 2024.

27

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

$(0.035)	$1.000	3.54% (3)	$50	0.19% (4)	0.23% (4)	5.31% (4)	5.27% (4)

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFIMPACTPARTRETAILPRO

Morgan Stanley Institutional Liquidity Funds
Advisor Class Portfolios
Money Market Portfolio
Tax-Exempt Portfolio

Prospectus   |   February 28, 2025

Fund	Ticker Symbol
Money Market Portfolio	MAPXX
Tax-Exempt Portfolio	MAXXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
ILFRETAILADVISORPRO

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio
Investment Objective
The Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$20	$71	$126	$290
Principal Investment Strategies
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)

sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not

3

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Money Market Portfolio (Cont’d)

otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

High Quarter	12/31/23	1.38%
Low Quarter	03/31/22	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio[1]	5.35%	2.55%	1.89%
1	Wealth Class shares are not offered in this Prospectus. Advisor Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Advisor Class shares do not have annualized return information to report. Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Advisor Class shares will be shown in future prospectuses offering the Fund’s Advisor Class shares after the Fund’s Advisor Class shares have a full calendar year of return information to report.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Advisor Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be
4

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Money Market Portfolio (Cont’d)
subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
5

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.32%
Fee Waiver and/or Expense Reimbursement[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$20	$91	$168	$394
Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
6

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the

7

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Tax-Exempt Portfolio (Cont’d)

financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

8

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Tax-Exempt Portfolio (Cont’d)

High Quarter	12/31/23	0.88%
Low Quarter	03/31/21	-0.01%
Average Annual Total Returns
(for the Periods Ended  December 31, 2024)

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio[1]	3.24%	1.56%	1.15%
1	Wealth Class shares are not offered in this Prospectus. Advisor Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Advisor Class shares do not have annualized return information to report. Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Advisor Class shares will be shown in future prospectuses offering the Fund’s Advisor Class shares after the Fund’s Advisor Class shares have a full calendar year of return information to report.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Advisor Class shares of the Fund are available to investors who at the time of initial purchase make a minimum initial investment of $1 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) directly from the Fund by mail (c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-888-378-1630) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Tax Information
The Fund intends to make dividends and distributions that are generally not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
9

Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Money Market Portfolio
Investment Objective
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios, economic developments, and environmental, social, and/or governance (“ESG”) factors, if applicable. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
The Adviser serves as investment advisor to a range of money market funds following different investment focuses/strategies. These include other “prime” money market funds, which may invest in similar types of securities as the Fund. There may be overlap between the portfolio holdings and investments of the Fund and other “prime” money market funds for which the Adviser serves as investment advisor.
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Morgan Stanley Institutional Liquidity Funds   |   Details of the Funds
Tax-Exempt Portfolio
Investment Objective
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Approach
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Fund’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax.
While at least 80% of the Fund’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
Process
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Fund’s recent cash flow experience.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness, which takes into account environmental, social, and/or governance factors, if applicable. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Fund may make and related risk factors. “Fund” as used herein and in the remainder of this Prospectus refers to each Fund listed on the cover page of this Prospectus (unless otherwise noted). The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Bank Obligations
Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Money Market Portfolio may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of  U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Interest rate risk refers to fluctuations (such as a decline) in the value (or yield or income generated by) of a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation,  disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns,  maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
faith and credit of the United States.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.
Foreign Securities
Investments in foreign securities, including in foreign government obligations and other foreign money market securities, entail risks relating to political, social, economic and market developments abroad to a greater extent than investing in the securities of U.S. issuers. There also may be less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and less government regulation. In addition, investments in foreign securities may become subject to increased risk due to developments and changing conditions in such countries. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies in other countries or regions. Certain foreign countries may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign securities may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.  In addition, there are differences between U.S. and foreign regulatory requirements and market practices that may result in additional risk. Foreign money market securities also present credit and interest rate risks similar to those attendant to an investment in domestic money market securities.
Custodial Receipts
The Tax-Exempt Portfolio may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Tax-Exempt Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Tax-Exempt Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.
Tender Option Bonds
A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.  The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.
Corporate Debt Obligations
Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Money Market Portfolio will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7.
Revenue Bonds
Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.
Asset-Backed Securities
Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans, or certificates of participation or lease obligations or other municipal debt obligations, that have been securitized in pass-through structures. These types of pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.
To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk and extension risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company,  may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate.  Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g.,  epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by  U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s  right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Municipals
The Fund may purchase municipal obligations subject to any restraints set forth under Rule 2a-7. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. Municipal obligations are also subject to credit risk and interest risk. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by economic, business or political developments which might affect all municipal obligations in that particular economic sector.
There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Tax-Exempt Portfolio to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Investment Companies
The Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.
Promissory Notes
Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. The Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, including unsecured bank promissory notes.
Tax-Exempt Variable Rate Demand Notes
Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a “demand feature”) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund’s ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund’s investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.
Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.
In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others.
The success or failure of such decisions will affect the Fund’s performance. In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Money Market Portfolio is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its  creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Money Market Portfolio may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes and the Tax-Exempt Portfolio may invest without limit in taxable money market securities. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective. As a temporary defensive position, the Adviser may invest any portion of the Tax-Exempt Portfolio’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash. Under such circumstances, higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
ESG Investment Risk
To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its  investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser and service providers are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and/or issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2024, the Adviser, together with its affiliated asset management companies, had approximately $1.7 trillion in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Funds’ report filed on Form N-CSR for the fiscal year ended October 31, 2024.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s average daily net assets.
For the fiscal year ended October 31, 2024, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Money Market Portfolio	0.11%
Tax-Exempt Portfolio	0.03%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s  Advisor  Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap Advisor Class
Money Market Portfolio	0.20%
Tax-Exempt Portfolio	0.20%
The Adviser and Administrator may also waive advisory fees, administration fees and/or reimburse expenses to enable the  Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
Share Class Arrangements
This Prospectus offers Advisor Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
Investments in the Fund are limited to shareholder accounts beneficially owned by natural persons. Advisor  Class shares are available to investors who at the time of initial purchase make a minimum investment of $1 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
Valuation of Shares
The NAV of the Fund is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by and under the general supervision of the Board.
The NAV of the Fund is determined once daily: normally 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
Pricing of Fund Shares
Advisor Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders  to purchase shares of the Fund must be received by the Fund prior to 4:00 p.m. Eastern time for the Money Market Portfolio and 1:00 p.m. Eastern time for the Tax-Exempt Portfolio to receive that day’s NAV. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45  p.m. Eastern time on the business day after the trade date may be subject to an overdraft charge.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
Shareholder Eligibility
As a result of the operation of the Fund as a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons in accordance with Rule 2a-7 and SEC interpretations thereunder.
In order to make an initial investment in the Fund, you must furnish to your Financial Intermediary (defined below) certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund requires a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).
Financial Intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons.
Financial Intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. In addition, a Financial Intermediary is required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.
How To Purchase Shares
Advisor  Class shares of the Fund may be purchased through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and the Trust’s Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; so long as a purchase order is received in good order by the Financial Intermediary prior to the time set forth above in “Pricing of Fund Shares”, it will receive a trade date of the same day and will begin earning dividends the business day after (i.e., on the day the trade settles).
Investors purchasing Advisor Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Advisor  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary. The value of shares redeemed may be more or less than the purchase price, depending on the  NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees” below.
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day and redemption proceeds will be paid as described above. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Federal Reserve Wire Network (“Fedwire”)  or applicable Federal
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the business day after the day on which the securities market re-opens (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Exchange Privilege
You may exchange the Fund’s Advisor Class shares for Advisor Class shares of other available Funds of the Trust, if any, based on their respective NAVs. We charge no fee for exchanges. If you purchased Fund shares through a Financial Intermediary, certain other Funds of the Trust may be unavailable for exchange. Contact your Financial Intermediary to determine which Funds are available for exchange.
You can process your exchange by contacting your Financial Intermediary.
You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Fund shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)

Money Market Portfolio	As of 4:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 1:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
Under Rule 2a-7, the Fund is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) determines it is in the best interests of the Fund. The discretionary liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the Fund following the determination of the Board of Trustees. A discretionary liquidity fee may be terminated at any time in the discretion of the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees).
Unprocessed purchase orders that the Fund received prior to notification of the imposition of a discretionary liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund’s agent before the Fund imposed discretionary liquidity fees. Once a discretionary liquidity fee is in place, shareholders will not be permitted to exchange into or out of the Fund until the fee is terminated.
The Board of Trustees generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees (or the Adviser, as a delegate of the Board of Trustees) may, in its discretion, impose a discretionary liquidity fee at any time, the Board of Trustees generally expects that the Fund will promptly notify Financial Intermediaries and shareholders in the event the Board of Trustees (or its delegate) determines that a discretionary liquidity fee will be imposed. The Fund would retain the discretionary liquidity fees for the benefit of remaining shareholders.
The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
Announcements regarding the imposition or termination of discretionary liquidity fees will be made through a supplement to the Fund’s Prospectus. Such announcements may also be made by other means.
Trade corrections requested after a discretionary liquidity fee is imposed will be honored so long as the “as of” date of the transaction to be processed is prior to the effective time of the discretionary liquidity fee and in the Adviser’s discretion, a valid reason for the trade error is provided.
Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Fund.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends,
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.”
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Fund intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Advisor Class shares of the Fund for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Funds’ SAI. The Fund’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

For the Period Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments
Money Market Portfolio:
2024(5)	$1.000	$0.032 (1)	$0.000 (2)
Tax-Exempt Portfolio:
2024(5)	$1.000	$0.020 (1)	$0.000 (2)

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Commenced offering on March 27, 2024.

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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

$(0.032)	$1.000	3.20% (3)	$37,560	0.19% (4)	0.23% (4)	5.31% (4)	5.27% (4)

$(0.020)	$1.000	1.99% (3)	$50	0.20% (4)	0.32% (4)	3.26% (4)	3.14% (4)

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Where to Find Additional Information
In addition to this Prospectus, the Fund has an SAI dated February 28, 2025  (as may be supplemented from time to time), which contains additional, more detailed information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
The Trust publishes Annual and Semi-Annual Reports (“Shareholder Reports”) and files a report on Form N-CSR that contains additional information about the Fund’s investments. In the Fund’s Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. For additional Trust information, including information regarding the investments comprising the Fund and Fund financial statements, please call the toll-free number below.
You may obtain the SAI or Annual Report, Annual Financial Statements and Additional Information included in the Fund’s report filed on Form N-CSR without charge by contacting the Trust at the toll-free number below or on our Internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.
Shareholder Reports and other information about the Fund, including the Fund’s financial statements,  are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Morgan Stanley Institutional Liquidity Funds
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804
For Shareholder Inquiries,
call the Trust toll-free at 1-888-378-1630.
Prices and Investment Results are available at www.morganstanley.com/liquidity.
The Trust’s 1940 Act registration number is 811-21339.
© 2025 Morgan Stanley
ILFRETAILADVISORPRO